Other commitments and contingencies, concentrations and factors that may affect future operations (Tables)	12 Months Ended
Mar. 31, 2014
Schedule of Product Warranty Liability

The changes in product warranty liability for the years ended March 31, 2013 and 2014 are summarized as follows:

	Yen in millions
	March 31
	2013	2014
Balance at beginning of year	¥971	¥2,201
Addition	1,626	2,021
Utilization	(664)	(1,080)
Foreign exchange impact	268	(106)

Balance at end of year	¥2,201	¥3,036